Acquisitions (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
American Phoenix Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation	The allocation of the purchase price, as presented on our Consolidated Balance Sheet, is summarized as follows:

Property and equipment	$125,000
Intangible assets	32,000
Total purchase price	$157,000

Selected Financial Information	The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Year Ended December 31,
2014
Revenues	$3,038
Net income	$454

Schedule of Pro Forma Financial Information
The table below presents selected unaudited pro forma financial information for us incorporating the historical results of the acquired M/T American Phoenix. The pro forma financial information below has been prepared as if the acquisition had been completed on January 1, 2013 and is based upon assumptions deemed appropriate by us and may not be indicative of actual results. Depreciation expense for the fixed assets acquired is calculated on a straight-line basis over an estimated useful life of approximately 30 years.

	Year Ended December 31,
	2014	2013
Pro forma earnings data:
Revenues from continuing operations	$3,863,745	$4,153,443
Net Income	$111,132	$90,829

Hornbeck Acquisition [Member]
Business Acquisition [Line Items]
Selected Financial Information	The following table presents selected financial information included in our Consolidated Financial Statements for the periods presented:

Year Ended December 31,
2013
Revenues	$30,424
Net income	$7,348

Schedule of Pro Forma Financial Information
The table below presents selected unaudited pro forma financial information for us incorporating the historical results of our offshore marine transportation business. The pro forma financial information below has been prepared as if the acquisition had been completed on January 1, 2012 and is based upon assumptions deemed appropriate by us and may not be indicative of actual results. Depreciation expense for the fixed assets acquired is calculated on a straight-line basis over an estimated useful life of approximately 25 years.

	Year Ended December 31,
	2013	2012
Pro forma earnings data:
Revenues from continuing operations	$4,177,715	$3,416,790
Net Income	$98,846	$98,665

Gulf Of Mexico Crude Oil Pipeline Systems [Member]
Business Acquisition [Line Items]
Selected Financial Information
The following table presents selected financial information included in our Consolidated Financial Statements for the year ended December 31, 2012:

Year Ended December 31,
2012
Revenues	$5,508
Equity in earnings of equity investees	$13,118
Net income	$15,112